VITAL INTELLIGENCE ACQUISITION	12 Months Ended
Dec. 31, 2022
Vital Intelligence Acquisition
VITAL INTELLIGENCE ACQUISITION

3. VITAL INTELLIGENCE ACQUISITION

On March 25, 2021, the Company acquired the assets of Vital Intelligence Inc. (“Vital”), a company that had developed a health/telehealth platform that could detect a number of key underlying respiratory symptoms. The Company acquired it for consideration of: (a) a cash payment of $500,000 and (b) 1,200,000 units of the Company with each unit being comprised of one common share and one warrant (the “Acquisition”). Each warrant will entitle the holder to acquire one common share for a period of 24 months following closing for $13.35 and the Company will be able to accelerate the expiry date of the warrants after one year in the event the underlying common shares have a value of at least 30% greater than the exercise price of the warrants. The units will be held in escrow with 300,000 units being released at closing with a value of the of $3,545,249 and the remainder to be released upon the Company reaching certain revenue milestones received from the purchased assets. The units were issued on March 22, 2021. On August 19, 2021 the parties agreed to reduce the final payment from $250,000 to $227,984 due to certain assets listed in the purchase agreement had not been delivered by Vital.

The units of the Company are to be releasable from escrow in accordance with the terms and conditions of the agreement, as follows:

a)	300,000 units shall be released on the closing date;
b)	300,000 units shall be released from escrow upon the Vital assets earning revenue in the aggregate amount of $2,000,000;
c)	300,000 units shall be released from escrow upon the Vital assets earning revenue in the aggregate amount of $4,000,000; and
d)	300,000 units shall be released from escrow upon the Vital assets earning revenue in the aggregate amount of $6,000,000.

Upon acquisition, the 900,000 shares held in escrow were classified as a derivative liability and were valued based upon:

●	A weighted average probability of achieving the milestones necessary to release the shares held in escrow, and
●	Discounted due to the lack of liquidity.

On acquisition, the fair value of the derivative liability (note 17) was $4,797,717. At December 31, 2022, the liability was revalued based upon new weighted average probabilities of achieving the revenue milestones. As a result, the fair value was adjusted to $57,314 (2021 – $694,230), with the difference flowing through profit or loss.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

3.	VITAL INTELLIGENCE ACQUISITION (CONT’D)

Contingent consideration
Fair value of contingent consideration	$4,797,717
Change in fair value of contingent consideration	(4,103,487)
Contingent consideration at December 31, 2021	694,230
Change in fair value of contingent consideration	(636,916)
Contingent consideration at December 31, 2022 (note 17)	$57,314

The PPA is as follows:

Number of units of Draganfly Inc.	578,248
Fair value of units	$14.43
Fair value of units of Draganfly Inc.	$8,342,966
Cash portion of purchase price	466,643
Total	$8,809,609

Identifiable intangible assets
Brand	$23,000
Software	433,000
456,000

Goodwill	8,353,609
Total consideration	$8,809,609

Significant estimates were as follows:

●	Number of units issued based upon a weighted average calculation for the Company achieving the revenue targets.
●	Brand fair value based on an income approach, specifically relief from royalty methodology, using a reasonable royalty rate of 0.25% and discount rate of 14.4% per annum.
●	Software fair value based on an income approach, specifically relief from royalty methodology, using a reasonable royalty rate of 5.0% and discount rate of 14.4% per annum.

Furthermore, the excess of the consideration paid over the fair value of the identifiable assets (liabilities) acquired was recognized as goodwill, which primarily consisted of continued development of the technology platform integrating the latest technological developments.